Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 88-0320154 001 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
(4)	Fair Value Measurements

Fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, fair value accounting standards establish a fair value hierarchy that distinguishes between market participant assumptions based on market data. The three levels of the fair value hierarchy are described below:

Level 1	- Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	- Inputs to the valuation methodology include:

- Quoted prices for similar assets or liabilities in active markets;

- Quoted prices for identical or similar assets or liabilities in inactive markets;

- Inputs other than quoted prices that are observable for the asset or liability; and

- Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

- If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	- Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for asset measurement measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

(i)	Cash: Valued at its outstanding balance as reported by the Trustee.

(ii)	Mutual funds: Valued at the net asset value (NAV) of shares held by the Plan at year-end, based on closing prices reported on the active market on which the individual securities are traded.

(iii)

Unitized stock fund: The Unitized CVTI Fund is comprised of Covenant Logistics Group, Inc., common stock and cash. The common stock is carried at fair value based on the closing price as reported on the active market. Investments in the fund are stated at estimated fair values, which have been determined based on unit values. Unit values are determined by dividing the fund’s net assets at fair value by its units outstanding at the valuation dates. The unit values of the fund were $20.51 and $25.22 on December 31, 2025 and 2024, respectively.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan's management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

Fair value Measurements as of
December 31, 2025

	Total	Level 1	Level 2	Level 3
Cash	$40,980	$40,980	$-	$-
Mutual funds	10,775,591	10,775,591	-	-
Unitized CVTI fund	4,390,934	-	4,390,934	-
Total assets in the fair value hierarchy	15,207,505	$10,816,571	$4,390,934	$-
Investments measured at NAV as a practical expedient (a)	67,385,657
Total investments at fair value	$82,593,162

Fair value Measurements as of
December 31, 2024

	Total	Level 1	Level 2	Level 3
Cash	$81,103	$81,103	$-	$-
Mutual funds	60,604,761	60,604,761	-	-
Unitized CVTI fund	4,713,974	-	4,713,974	-
Total assets in the fair value hierarchy	65,399,838	$60,685,864	$4,713,974	$-
Investments measured at NAV as a practical expedient (a)	11,403,751
Total investments at fair value	$76,803,589

(a) Certain investments are measured at NAV as a practical expedient to estimate fair value and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table summarizes investments for which the fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024, respectively.

Description	Fair Value December 31, 2025	Fair Value December 31, 2024	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period
Collective Trust Fund	$67,385,657	$11,403,751	N/A	Daily	None